SCHEDULE II, VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 29, 2013
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II, VALUATION AND QUALIFYING ACCOUNTS
COMPUTER SCIENCES CORPORATION AND SUBSIDIARIES

SCHEDULE II, VALUATION AND QUALIFYING ACCOUNTS

(Amounts in millions)	Balance, beginning of period	Charged to cost and expenses	Other(1)	Deductions	Balance, end of period
For year ended March 29, 2013
Allowance for doubtful receivables	$51	$16	$(1)	$(18)	$48
For year ended March 30, 2012
Allowance for doubtful receivables	46	18	10	(23)	51
For the year ended April 1, 2011
Allowance for doubtful receivables	47	7	2	(10)	46

(1)	Includes balances from acquisitions, changes in balances due to foreign currency exchange rates and recovery of prior-year charges.